Major Vendor	3 Months Ended
Mar. 31, 2019
Risks and Uncertainties [Abstract]
Major Vendor

NOTE 13 - Major Vendor

The Company has one major vendor, which represents 10% or more of the total purchases of the Company for the period. Purchases from and account payable to the vendor for the year ended and as of December 31, 2018 were $1,650,000.